NEA Valuebuilder Variable Annuity AEA Valuebuilder Variable Annuity NEA Valuebuilder Retirement Income Director Variable Annuity Security Benefit Advisor Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated August 18, 2008,
To the Prospectus Dated May 1, 2008

Effective August 18, 2008, Security Global Investors, LLC was added as a sub-adviser for the Security Alpha Opportunity Fund. The table "Objectives for Underlying Funds is revised to read as follows for the Security Alpha Opportunity subaccount effective August 18, 2008:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Security Alpha Opportunity	Long-term growth of capital	Security Investors, LLC
One Security Benefit Place
Topeka, KS 66636-0001
(Investment Adviser)

Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94113-5164
(Sub-adviser)

Mainstream Investment Advisers, LLC
101 West Spring Street, Suite 401
New Albany, IN 47150-3610
(Sub-adviser)

Please Retain This Supplement For Future Reference